Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 8,551,483	$ 79,845
Accounts receivable, (no allowance for doubtful accounts)	94,649
Prepaid expenses	381,263
Total Current Assets	9,027,395	79,845
Property and equipment:
Oil and natural gas properties, successful efforts method of accounting ($3,189,031 excluded from amortization at June 30, 2023)	3,189,031
Cryptocurrency mining equipment	4,293,422
Less: Accumulated depreciation, depletion and amortization	(132,851)
Property and equipment, net of accumulated depreciation of $747,216 and $89,136, respectively	7,349,602
Deposits on mining equipment	150,000
Deferred transaction costs		1,760,665
Total Assets	16,526,997	1,840,510
Current Liabilities
Accounts payable and accrued expenses	4,407,449	2,219,946
Accrued interest and expenses – related parties	19,333	2,084
Secured convertible debenture (related party)	1,361,000
Secured convertible debenture(s) – related party(ies)	1,361,000
Total Current Liabilities	7,148,782	2,222,030
Non-current liabilities:
SBA/PPP loans payable	150,000
Other long-term liabilities – share issuance obligation	1,235,823
Total Long-Term Liabilities	1,385,823
Total Liabilities	8,534,605	2,222,030
Commitments and contingencies (Note 4)
Members’ deficit		(381,520)
Stockholders’ equity (deficit):
Preferred stock value	218
Common stock; $0.0001 par value; 100,000,000 shares authorized; 12,246,036 and 8,191,382 shares issued and outstanding, respectively	1,759,617
Additional paid-in capital	27,218,567
Members’ Deficit	(20,986,010)
Total Members’ Deficit	7,992,392
Total Liabilities and Members’ Deficit	$ 16,526,997	1,840,510
Creek Road Miners Inc [Member]
Current Assets
Cash		246,358	$ 2,785,188
Accounts receivable, (no allowance for doubtful accounts)			427
Receivable from sale of investment		90,000
Prepaid expenses		40,702	107,749
Total Current Assets		5,050,740	10,827,973
Other Assets
Right of use asset, net of accumulated amortization of $426,918 and $299,583 respectively			127,335
Deposits and other assets		110,350	18,201
Property and equipment:
Less: Accumulated depreciation, depletion and amortization		(747,216)	(89,136)
Property and equipment, net of accumulated depreciation of $747,216 and $89,136, respectively		1,632,007	2,226,360
Deposits on mining equipment		4,673,680	7,613,230
Inventory			18,725
Cryptocurrency			302,654
Total Assets		6,793,097	13,199,869
Current Liabilities
Accounts payable and accrued expenses		3,232,855	801,747
Accrued interest and expenses – related parties		3,055,989	2,231,558
Convertible notes payable		1,400,000
Lease liability, current portion			33,977
Secured convertible debenture(s) – related party(ies)		4,993,700	2,500,000
Current liabilities associated with discontinued operations		485,712	472,029
Total Current Liabilities		13,168,256	6,039,311
Non-current liabilities:
Lease liability, long term portion			101,116
Secured convertible debenture – related party, net of unamortized debt discount of $0			2,500,000
SBA/PPP loans payable		149,900	361,595
Total Long-Term Liabilities		149,900	2,962,711
Total Liabilities		13,318,156	9,002,022
Commitments and contingencies (Note 4)
Stockholders’ equity (deficit):
Common stock; $0.0001 par value; 100,000,000 shares authorized; 12,246,036 and 8,191,382 shares issued and outstanding, respectively		1,224	819
Additional paid-in capital		54,202,355	51,506,854
Members’ Deficit		(60,728,664)	(47,309,849)
Total Members’ Deficit		(6,525,059)	4,197,847
Total Liabilities and Members’ Deficit		6,793,097	13,199,869
Creek Road Miners Inc [Member] | Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value		25	22
Creek Road Miners Inc [Member] | Series B Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value
Creek Road Miners Inc [Member] | Series C Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock value		1	$ 1
Prairie Operating Co LLC [Member]
Current Assets
Cash		79,845
Accounts receivable, (no allowance for doubtful accounts)		0
Total Current Assets		79,845
Property and equipment:
Deferred transaction costs		1,760,665
Total Assets		1,840,510
Current Liabilities
Total Current Liabilities		2,222,030
Non-current liabilities:
Total Long-Term Liabilities
Total Liabilities		2,222,030
Commitments and contingencies (Note 4)
Stockholders’ equity (deficit):
Members’ Deficit		(381,520)
Total Members’ Deficit		(381,520)
Total Liabilities and Members’ Deficit		1,840,510
Prairie Operating Co LLC [Member] | Nonrelated Party [Member]
Current Liabilities
Accrued expenses – related party		2,219,946
Prairie Operating Co LLC [Member] | Related Party [Member]
Current Liabilities
Accrued expenses – related party		$ 2,084